Cover Page	Apr. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2020
Entity Registrant Name	KKR Real Estate Finance Trust Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38082
Entity Tax Identification Number	47-2009094
Entity Address, Address Line One	9 West 57th Street,
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	750-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001631596
Amendment Flag	false